Destinations Shelter FundSummary Prospectus
Class / Ticker: I / DSHFX, Z / DSHZX July 1, 2023, as last amended on November 2, 2023

This summary prospectus (“Summary Prospectus”) is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s full prospectus (“Prospectus”), which contains more information about the Fund and its risks. The Fund’s Prospectus dated July 1, 2023 and statement of additional information dated July 1, 2023, are all incorporated by reference into this Summary Prospectus. All of this information may be obtained at no cost either: online at www.destinationsfunds.com; by calling 1-877-771-7979; or by writing to the Fund at Brinker Capital Destinations Trust, P.O. Box 2175, Milwaukee, WI 53201.
Investment objective
Capital appreciation with lower volatility than broad equity markets.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.27%†	0.12%†
Total Annual Fund Operating Expenses	1.12%	0.97%
Fee Waivers and Expense Reimbursements	(0.11)%*	(0.11)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.01%	0.86%

†
Other Expenses have been reinstated to reflect estimated fees and expenses for the current fiscal year.

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$103	$346	$608	$1,357
Class Z Shares	$88	$298	$526	$1,181

Destinations Shelter Fund (continued)
Class / Ticker: I / DSHFX, Z / DSHZX

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal investment strategies
The Fund’s investment strategy seeks to provide capital appreciation through broad exposure to the equity markets with a lower volatility profile than long-only equity strategies, due to its implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market, thereby reducing the level of positive returns required to recoup losses (also referred to as drawdown risk). Insofar as the Fund’s investment strategy seeks to minimize investment losses during a declining equity market, it can be thought of as seeking to provide “shelter” to investors while weathering such market conditions.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among one or more professional money managers (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed.
To achieve its investment objective, the Fund may invest in equity securities (including U.S. and foreign common stocks, real estate investment trusts (REITs) and depositary receipts, including emerging markets); cash, cash equivalents, money market instruments and shares of money market funds; U.S. investment grade fixed income securities of various maturities, including U.S. government bonds; derivative instruments, including options on equity indexes, interest rate swaps, total return swaps, credit default swaps and futures; structured notes, and interests in unaffiliated funds. The Fund will use derivative investments primarily for hedging purposes. The Fund has the ability to invest in equity securities of issuers of various capitalizations, including small- and mid-cap issuers.
The Fund will invest in a diversified portfolio of equity securities and will implement an option overlay strategy, pursuant to which it will systematically purchase and sell exchange-traded index put options and sell exchange-traded index call options. The Fund’s combination of equity exposure, downside protection from investments in put options, and income from the sale of index call options is designed to provide the Fund with investment returns associated with equity market investments, but with less risk and a lower volatility profile than traditional long-only equity strategies. As a trade-off for providing shelter during declining equity markets, the Fund is expected to underperform traditional long-only equity strategies in rising equity markets and is not expected to provide shelter from equity market downside during periods of low volatility.
The Fund may also lend portfolio securities in an attempt to earn additional income.
Principal risks of investing in the Fund
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
The Fund’s principal risks include:
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests typically will underperform positive returns

Destinations Shelter Fund (continued)
Class / Ticker: I / DSHFX, Z / DSHZX

from the equity markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares. Low and minimum volatility equity securities tend not to appreciate or depreciate significantly over short periods of time. However, such securities may not necessarily protect against significant market declines, and they may limit participation in significant market gains. Because the Fund is designed to serve as a hedge against large equity market declines, the Fund could produce negative returns in years when equity markets are rising.
Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.
Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-adviser’s choice of securities.
U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.
Derivatives Risk. Derivatives, such as futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. The Fund will invest, in particular, in U.S. exchange-traded index options. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is

Destinations Shelter Fund (continued)
Class / Ticker: I / DSHFX, Z / DSHZX

described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.
Structured Notes Risk. The Fund may invest in structured notes, which are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.
Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.
Depositary Receipts Risk. Because the Fund may invest in American Depositary Receipts (“ADRs”) and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.
Real Estate Investment Trust (REITs) Risk. The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
Please see “Principal Risks of the Fund” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Destinations Shelter Fund (continued)
Class / Ticker: I / DSHFX, Z / DSHZX

Annual Total Returns (%) as of December 31, 2022
The Fund’s best and worst calendar quarters
Best: 1.98% (December 31, 2021)
Worst: -5.91% (September 30, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2023 to March 31, 2023 was 4.73%.
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2022)
	1 Year	Since Inception (10/26/2021)
Return Before Taxes
Class I	-15.98%	-12.19%
Class Z	-15.86%	-13.26%*
Return After Taxes on Distributions
Class I	-16.07%	-12.29%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	-9.39%	-9.26%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	-19.13%	-14.13%

*
The Fund’s Class Z shares commenced operations on November 3, 2021.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Purchase and sale of Fund shares
Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by the Adviser, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from the Adviser or through the sponsor of one of the third-party advisory programs that uses the Fund as an investment solution. There are no initial or subsequent minimum

Destinations Shelter Fund (concluded)
Class / Ticker: I / DSHFX, Z / DSHZX

purchase amounts for the Fund. Orders to sell or “redeem” shares must be placed directly with the Adviser. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.
Tax information
The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains.
Payments to financial intermediaries
Neither the Adviser nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Fund, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.